Interim Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 40,560	$ 54,413
Cost of revenue	(11,538)	(1,888)
Gross Profit	29,022	52,525
Other income
Realised gain from foreign exchange	49,558
Other income	6	105,983
Total other income	49,564	105,983
Operating expenses:
Selling and distribution expenses	(328)	(4,892)
General and administrative expenses	(720,395)	(635,107)
Realised loss from foreign exchange	(155)	(10,751)
Total operating expenses	(720,878)	(650,750)
Loss from operations	(642,292)	(492,242)
Finance cost	(16,818)	(14,867)
Loss before income tax expense	(659,110)	(507,109)
Income tax expense
Net loss for the period	(659,110)	(507,109)
Other comprehensive (loss)/income
- Foreign exchange translation adjustment	(152,420)	28,784
Total comprehensive loss for the period	(811,530)	(478,325)
Net loss for the period attributable to:
Owners of the Company	(643,286)	(500,453)
Non-controlling interests	(15,824)	(6,656)
Net loss	(659,110)	(507,109)
Total comprehensive loss for the period attributable to:
Owners of the Company	(794,322)	(470,983)
Non-controlling interests	(17,208)	(7,342)
Total comprehensive loss for the period	$ (811,530)	$ (478,325)
Weighted average number of common shares outstanding - basic	229,953,989	229,000,001
Weighted average number of common shares outstanding - diluted	229,953,989	229,000,001
Net loss per common share - basic	$ (0.0029)	$ (0.0022)
Net loss per common share - diluted	$ (0.0029)	$ (0.0022)